NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2012
NONCONTROLLING INTERESTS
Schedule of noncontrolling interests
December 31,	2012	2011
(millions of Canadian dollars)
EEP	2,636	2,528
Enbridge Energy Management, L.L.C. (EEM)	498	464
EGD preferred shares	100	100
Greenwich (Note 6)	-	26
Other	24	23
	3,258	3,141

Schedule of redeemable noncontrolling interests
Year ended December 31,	2012	2011	2010
(millions of Canadian dollars)
Balance at beginning of year	640	362	236
Earnings/(loss)	(13)	(7)	12
Other comprehensive loss
Change in unrealized loss on cash flow hedges, net of tax	(1)	(3)	(13)
Comprehensive loss	(14)	(10)	(1)
Distributions to unitholders	(49)	(33)	(23)
Contributions from unitholders	226	168	-
Redemption value adjustment	197	153	150
Balance at end of year	1,000	640	362